Income tax (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax for the year related to items charged or credited directly to equity
Deferred income tax (expense) income	$ (565,593)	$ 880,569	$ 557,425
Income tax credited charged to other comprehensive income	$ (565,593)	$ 880,569	$ 557,425